Principal Accounting Policies - Additional Information (Detail)	12 Months Ended										12 Months Ended
	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China USD ($)	Dec. 31, 2014 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China CNY	Dec. 31, 2013 Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China CNY	Feb. 28, 2015 China Merchant Bank [Member] Subsequent Event CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Dec. 31, 2014 Acquired game licenses Minimum	Dec. 31, 2014 Acquired game licenses Maximum	Dec. 31, 2014 Land use right
Significant Accounting Policies [Line Items]
Net cash outflows from operations	$ 43,400,000	269,100,000
Maximum available limit of credit facility										200,000,000
Foreign exchange net (gain) loss	(500,000)	(3,100,000)	1,500,000	1,900,000
Cash equivalents, bank deposits	4,900,000				4,200,000
Cash and cash equivalents	29,249,638	181,482,300	156,987,201	554,278,809	25,301,745	1,071,725,828	24,300,000	150,500,000	128,700,000
Allowance for doubtful accounts	77,511	480,926	404,711	30,000
Intangible Assets, useful life													2 years	7 years	44 years
Premium features with a stated expiration time, range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time											1 day	180 days
Perpetual features with no predetermined expiration, period over which revenue is recognized ratably over estimated average lives of the perpetual features												1 year
Advertising expenses	3,600,000	22,500,000	52,800,000	85,300,000
Unrestricted government subsidies from local government	$ 200,000	1,200,000	1,000,000	700,000
Share-based awards vesting period											1 year	4 years
Number of operating segment	1	1